Note 15 - Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk - Derivatives Hedging Accounting (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
HEDGING DERIVATIVES, ASSETS	€ 2,485	€ 2,833	€ 3,538
FAIR VALUE CHANGES OF THE HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, ASSETS	(25)	17	45
Liabilities Abstract
HEDGING DERIVATIVES, LIABILITIES	2,880	2,347	2,726
FAIR VALUE CHANGES OF THE HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, LIABILITIES	€ (7)	€ 0	€ 358